Subsidiaries and Associates - Narrative (Details)	12 Months Ended
Mar. 31, 2021 entity
Interests In Other Entities [Abstract]
Decrease in number of consolidated entities due to mergers and liquidations	89
Decrease in number of entities accounted for using the equity method due to divestures	1